General and Administrative expenses - Summary of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Administrative Expenses [Line Items]
Professional fees expense	$ 16,839	$ 10,823	$ 8,330
IT and Telecom Services	7,157	6,325	6,061
Rebate Expense	0	6,473	3,852
Depreciation Of Right-Of Use-Assets	3,254	3,019	2,405
Travel expense	5,950	2,671	2,190
Sales and marketing expense	4,469	2,877	1,708
Occupancy expense	1,697	1,079	1,434
Depreciation Of Property And Equipment	1,843	1,728	1,420
Professional Services Expense	1,064	1,089	807
Insurance expense	764	669	734
Taxes And Contributions	1,099	775	685
Materials and supplies	490	346	314
Other Administrative Expenses	2,055	1,285	1,210
Administrative expenses	$ 46,681	$ 39,159	$ 31,150